Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 3,906	$ 1,248
Liabilities Incurred	22	30
Liabilities Acquired (Note 5) (1)	48	2,856
Liabilities Settled	(215)	(144)
Liabilities Divested (Note 5) (1)	(89)	(140)
Change in Estimated Future Cash Flows	693	(472)
Change in Discount Rates	(980)	450
Unwinding of Discount on Decommissioning Liabilities (Note 7)	176	199
Transfers to Liabilities Related to Assets Held for Sale (Note 18)	0	(128)
Exchange Rate Movements and Other	(2)	7
Ending balance	$ 3,559	$ 3,906